CONVERTIBLE NOTES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Additions to Other Assets, Amount	$ 5,714,286
Conversion of Stock, Amount Converted	1,232,684
[custom:TotalConvertibleNote]	5,141,602	$ 660,000
Conversion of Stock, Amount Converted	(1,232,684)
Amortization of Debt Issuance Costs and Discounts	(4,097,677)	(183,560)
[custom:ConvertibleNotePayableNet]	$ 1,043,925	476,440
Silverback Capital Corporation [Member]
[custom:NoteStartDate]	3/31/2022
[custom:MaturityDate]	3/31/2023
[custom:ConvertibleInterestRate]	8.00%
[custom:ConvertibleNote]		360,000
Additions to Other Assets, Amount
Conversion of Stock, Amount Converted	(360,000)
Conversion of Stock, Amount Converted	$ 360,000
Coventry Enterprises L L C [Member]
[custom:NoteStartDate]	12/29/2022
[custom:MaturityDate]	11/6/2023
[custom:ConvertibleInterestRate]	5.00%
[custom:ConvertibleNote]	$ 165,000	300,000
Additions to Other Assets, Amount
Conversion of Stock, Amount Converted	(135,000)
Conversion of Stock, Amount Converted	$ 135,000
Walleye Opportunities Fund [Member]
[custom:NoteStartDate]	2/21/2023
[custom:MaturityDate]	2/21/2024
[custom:ConvertibleInterestRate]	5.00%
[custom:ConvertibleNote]	$ 1,762,316
Additions to Other Assets, Amount	2,500,000
Conversion of Stock, Amount Converted	(737,684)
Conversion of Stock, Amount Converted	$ 737,684
Walleye Opportunities Fund One [Member]
[custom:NoteStartDate]	4/10/2023
Walleye Opportunities Fund First [Member]
[custom:MaturityDate]	4/10/2024
[custom:ConvertibleInterestRate]	5.00%
[custom:ConvertibleNote]	$ 1,500,000
Additions to Other Assets, Amount	1,500,000
Conversion of Stock, Amount Converted
Conversion of Stock, Amount Converted
Walleye Opportunities Fund Second [Member]
[custom:NoteStartDate]	5/26/2023
[custom:MaturityDate]	5/26/2024
[custom:ConvertibleInterestRate]	5.00%
[custom:ConvertibleNote]
Additions to Other Assets, Amount	$ 1,714,286
Conversion of Stock, Amount Converted
Conversion of Stock, Amount Converted